Stockholders' Equity (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Federal Home Loan Banks [Abstract]
Schedule of Convertible Preferred Stock

As of March 31, 2021, the Company’s Convertible Preferred Stock consisted of:

Series	Shares Outstanding	Liquidation Price Per Share	Conversion Price Per Share	Annual Noncumulative Dividend Rights Per Share
A	65,780,540	$0.243233	$0.243233	$0.019459
B	70,713,123	1.333008	1.333008	0.106640
C	50,483,785	6.620970	6.620970	0.529680

Total	186,977,448

As of December 31, 2020, the Company’s Convertible Preferred Stock consisted of:

Series	Shares Outstanding	Liquidation Price Per Share	Conversion Price Per Share	Annual Noncumulative Dividend Rights Per Share
A	65,780,540	$0.243233	$0.243233	$0.019459
B	70,713,123	1.333008	1.333008	0.106640

Total	136,493,663